Average Annual Total Returns			4 Months Ended	12 Months Ended	60 Months Ended	103 Months Ended	120 Months Ended	155 Months Ended
		Aug. 31, 2025	Dec. 31, 2024	Dec. 31, 2024	Dec. 31, 2024	Dec. 31, 2024 [6]	Dec. 31, 2024	Dec. 31, 2024 [1]
Seafarer Overseas Growth and Income Fund | Seafarer Overseas Growth and Income Fund | Institutional Class
Prospectus [Line Items]
Average Annual Return, Percent				(5.39%)	2.65%		4.28%	4.78%
Performance Inception Date				Feb. 15, 2012
Seafarer Overseas Growth and Income Fund | Seafarer Overseas Growth and Income Fund | Institutional Class | Bloomberg Emerging Markets Large, Mid, and Small Cap Net Return USD Index (reflects no deductions for fees, expenses or taxes)
Prospectus [Line Items]
Average Annual Return, Percent	[2]			7.12%	3.02%		4.59%	3.67%
Performance Inception Date				Feb. 15, 2012
Seafarer Overseas Growth and Income Fund | Seafarer Overseas Growth and Income Fund | Institutional Class | After Taxes on Distributions
Prospectus [Line Items]
Average Annual Return, Percent	[3]			(6.30%)	1.65%		3.34%	3.81%
Performance Inception Date				Feb. 15, 2012
Seafarer Overseas Growth and Income Fund | Seafarer Overseas Growth and Income Fund | Institutional Class | After Taxes on Distributions and Sales
Prospectus [Line Items]
Average Annual Return, Percent	[3]			(2.86%)	1.98%		3.26%	3.64%
Performance Inception Date				Feb. 15, 2012
Seafarer Overseas Growth and Income Fund | Seafarer Overseas Growth and Income Fund | Institutional Class | Morningstar Emerging Markets Net Return USD Index (reflects no deductions for fees, expenses or taxes)
Prospectus [Line Items]
Average Annual Return, Percent	[4]			7.05%	2.86%		4.34%	3.35%
Performance Inception Date				Feb. 15, 2012
Seafarer Overseas Growth and Income Fund | Seafarer Overseas Growth and Income Fund | Investor Class
Prospectus [Line Items]
Average Annual Return, Percent	[5]			(5.50%)	2.55%		4.16%	4.66%
Performance Inception Date				Feb. 15, 2012
Seafarer Overseas Growth and Income Fund | Seafarer Overseas Growth and Income Fund | Investor Class | Bloomberg Emerging Markets Large, Mid, and Small Cap Net Return USD Index (reflects no deductions for fees, expenses or taxes)
Prospectus [Line Items]
Average Annual Return, Percent	[2],[5]			7.12%	3.02%		4.59%	3.67%
Performance Inception Date				Feb. 15, 2012
Seafarer Overseas Growth and Income Fund | Seafarer Overseas Growth and Income Fund | Investor Class | Morningstar Emerging Markets Net Return USD Index (reflects no deductions for fees, expenses or taxes)
Prospectus [Line Items]
Average Annual Return, Percent	[4],[5]			7.05%	2.86%		4.34%	3.35%
Performance Inception Date				Feb. 15, 2012
Seafarer Overseas Growth and Income Fund | Seafarer Overseas Growth and Income Fund | Retail Class
Prospectus [Line Items]
Average Annual Return, Percent	[1]		(7.76%)
Performance Inception Date			Aug. 30, 2024
Seafarer Overseas Growth and Income Fund | Seafarer Overseas Growth and Income Fund | Retail Class | Bloomberg Emerging Markets Large, Mid, and Small Cap Net Return USD Index (reflects no deductions for fees, expenses or taxes)
Prospectus [Line Items]
Average Annual Return, Percent	[1],[2]		0.05%
Performance Inception Date			Aug. 30, 2024
Seafarer Overseas Growth and Income Fund | Seafarer Overseas Growth and Income Fund | Retail Class | Morningstar Emerging Markets Net Return USD Index (reflects no deductions for fees, expenses or taxes)
Prospectus [Line Items]
Average Annual Return, Percent	[1],[4]		(2.16%)
Performance Inception Date			Aug. 30, 2024
Seafarer Overseas Value Fund | Seafarer Overseas Value Fund | Institutional Class
Prospectus [Line Items]
Average Annual Return, Percent				(3.34%)	4.48%	6.05%
Performance Inception Date				May 31, 2016
Seafarer Overseas Value Fund | Seafarer Overseas Value Fund | Institutional Class | After Taxes on Distributions
Prospectus [Line Items]
Average Annual Return, Percent	[7]			(4.58%)	3.51%	4.97%
Performance Inception Date				May 31, 2016
Seafarer Overseas Value Fund | Seafarer Overseas Value Fund | Institutional Class | After Taxes on Distributions and Sales
Prospectus [Line Items]
Average Annual Return, Percent	[7]			(1.63%)	3.16%	4.36%
Performance Inception Date				May 31, 2016
Seafarer Overseas Value Fund | Seafarer Overseas Value Fund | Institutional Class | Bloomberg Emerging Markets Large, Mid, and Small Cap Net Return USD Index (reflects no deductions for fees, expenses, or taxes)
Prospectus [Line Items]
Average Annual Return, Percent	[8]			7.12%	3.02%	6.62%
Performance Inception Date				May 31, 2016
Seafarer Overseas Value Fund | Seafarer Overseas Value Fund | Institutional Class | Morningstar Emerging Markets Net Return USD Index (reflects no deductions for fees, expenses, or taxes)
Prospectus [Line Items]
Average Annual Return, Percent	[9]			7.05%	2.86%	6.60%
Performance Inception Date				May 31, 2016
Seafarer Overseas Value Fund | Seafarer Overseas Value Fund | Investor Class
Prospectus [Line Items]
Average Annual Return, Percent	[10]			(3.41%)	4.39%	5.94%
Performance Inception Date				May 31, 2016
Seafarer Overseas Value Fund | Seafarer Overseas Value Fund | Investor Class | Bloomberg Emerging Markets Large, Mid, and Small Cap Net Return USD Index (reflects no deductions for fees, expenses, or taxes)
Prospectus [Line Items]
Average Annual Return, Percent	[8],[10]			7.12%	3.02%	6.62%
Performance Inception Date				May 31, 2016
Seafarer Overseas Value Fund | Seafarer Overseas Value Fund | Investor Class | Morningstar Emerging Markets Net Return USD Index (reflects no deductions for fees, expenses, or taxes)
Prospectus [Line Items]
Average Annual Return, Percent	[9],[10]			7.05%	2.86%	6.60%
Performance Inception Date				May 31, 2016
Seafarer Overseas Value Fund | Seafarer Overseas Value Fund | Retail Class
Prospectus [Line Items]
Average Annual Return, Percent	[6]		(3.97%)
Performance Inception Date			Aug. 30, 2024
Seafarer Overseas Value Fund | Seafarer Overseas Value Fund | Retail Class | Bloomberg Emerging Markets Large, Mid, and Small Cap Net Return USD Index (reflects no deductions for fees, expenses, or taxes)
Prospectus [Line Items]
Average Annual Return, Percent	[6],[8]		0.05%
Performance Inception Date			Aug. 30, 2024
Seafarer Overseas Value Fund | Seafarer Overseas Value Fund | Retail Class | Morningstar Emerging Markets Net Return USD Index (reflects no deductions for fees, expenses, or taxes)
Prospectus [Line Items]
Average Annual Return, Percent	[6],[9]		(2.16%)
Performance Inception Date			Aug. 30, 2024
Vulcan Value Partners Fund | Vulcan Value Partners Fund | Investor Class Shares
Prospectus [Line Items]
Average Annual Return, Percent				17.50%	6.95%		8.17%
Vulcan Value Partners Fund | Vulcan Value Partners Fund | Investor Class Shares | After Taxes on Distributions
Prospectus [Line Items]
Average Annual Return, Percent				17.41%	5.77%		6.86%
Vulcan Value Partners Fund | Vulcan Value Partners Fund | Investor Class Shares | After Taxes on Distributions and Sales
Prospectus [Line Items]
Average Annual Return, Percent				10.36%	5.14%		6.16%
Vulcan Value Partners Fund | Vulcan Value Partners Fund | Institutional Class Shares
Prospectus [Line Items]
Average Annual Return, Percent				17.88%	7.21%		8.32%
Vulcan Value Partners Fund | Vulcan Value Partners Fund | Institutional Class Shares | S&P 500 Total Return Index® (reflects no deduction for fees, expenses or taxes)
Prospectus [Line Items]
Average Annual Return, Percent	[11]			25.02%	14.53%		13.10%
Vulcan Value Partners Fund | Vulcan Value Partners Fund | Institutional Class Shares | Russell 1000 Value Index® (reflects no deduction for fees, expenses or taxes)
Prospectus [Line Items]
Average Annual Return, Percent	[12]			14.37%	8.68%		8.49%
Vulcan Value Partners Small Cap Fund | Vulcan Value Partners Small Cap Fund | Investor Class Shares
Prospectus [Line Items]
Average Annual Return, Percent				(1.40%)	(1.90%)		2.86%
Vulcan Value Partners Small Cap Fund | Vulcan Value Partners Small Cap Fund | Investor Class Shares | After Taxes on Distributions
Prospectus [Line Items]
Average Annual Return, Percent				(1.84%)	(3.97%)		0.87%
Vulcan Value Partners Small Cap Fund | Vulcan Value Partners Small Cap Fund | Investor Class Shares | After Taxes on Distributions and Sales
Prospectus [Line Items]
Average Annual Return, Percent				(0.81%)	(1.71%)		1.92%
Vulcan Value Partners Small Cap Fund | Vulcan Value Partners Small Cap Fund | Institutional Class Shares
Prospectus [Line Items]
Average Annual Return, Percent				(1.18%)	(1.65%)		3.00%
Vulcan Value Partners Small Cap Fund | Vulcan Value Partners Small Cap Fund | Institutional Class Shares | S&P 500 Total Return Index® (reflects no deduction for fees, expenses or taxes)
Prospectus [Line Items]
Average Annual Return, Percent	[13]			15.16%	16.64%		13.65%
Vulcan Value Partners Small Cap Fund | Vulcan Value Partners Small Cap Fund | Institutional Class Shares | Russell 2000 Index (reflects no deduction for fees, expenses or taxes)
Prospectus [Line Items]
Average Annual Return, Percent	[14]			11.54%	7.40%		7.82%
Vulcan Value Partners Small Cap Fund | Vulcan Value Partners Small Cap Fund | Institutional Class Shares | Russell 2000 Value Index® (reflects no deduction for fees, expenses or taxes)
Prospectus [Line Items]
Average Annual Return, Percent	[14]			8.05%	7.29%		7.14%
Emerald Finance and Banking Innovation Fund | Emerald Finance and Banking Innovation Fund | Class A
Prospectus [Line Items]
Average Annual Return, Percent				10.88%	(2.52%)		3.50%
Performance Inception Date		Feb. 18, 1997
Emerald Finance and Banking Innovation Fund | Emerald Finance and Banking Innovation Fund | Class A | After Taxes on Distributions
Prospectus [Line Items]
Average Annual Return, Percent	[15]			10.14%	(3.32%)		2.50%
Performance Inception Date		Feb. 18, 1997
Emerald Finance and Banking Innovation Fund | Emerald Finance and Banking Innovation Fund | Class A | After Taxes on Distributions and Sales
Prospectus [Line Items]
Average Annual Return, Percent				6.63%	(1.99%)		2.69%
Performance Inception Date		Feb. 18, 1997
Emerald Finance and Banking Innovation Fund | Emerald Finance and Banking Innovation Fund | Class A | Russell 3000 Index (reflects no deductions for fees, expenses or taxes)
Prospectus [Line Items]
Average Annual Return, Percent	[16]			23.81%	13.86%		12.55%
Performance Inception Date		Feb. 18, 1997
Emerald Finance and Banking Innovation Fund | Emerald Finance and Banking Innovation Fund | Class A | Russell 2000 Index (reflects no deductions for fees, expenses or taxes)
Prospectus [Line Items]
Average Annual Return, Percent	[17]			11.54%	7.40%		7.82%
Performance Inception Date		Feb. 18, 1997
Emerald Finance and Banking Innovation Fund | Emerald Finance and Banking Innovation Fund | Class A | Russell 2000 Financial Services Index (reflects no deductions for fees, expenses or taxes)
Prospectus [Line Items]
Average Annual Return, Percent	[17]			16.55%	7.02%		8.01%
Performance Inception Date		Feb. 18, 1997
Emerald Finance and Banking Innovation Fund | Emerald Finance and Banking Innovation Fund | Class C
Prospectus [Line Items]
Average Annual Return, Percent	[18]			14.63%	(2.21%)		3.33%
Performance Inception Date	[18]	Jul. 01, 2000
Emerald Finance and Banking Innovation Fund | Emerald Finance and Banking Innovation Fund | Class C | Russell 3000 Index (reflects no deductions for fees, expenses or taxes)
Prospectus [Line Items]
Average Annual Return, Percent	[16],[18]			23.81%	13.86%		12.55%
Performance Inception Date	[18]	Jul. 01, 2000
Emerald Finance and Banking Innovation Fund | Emerald Finance and Banking Innovation Fund | Class C | Russell 2000 Index (reflects no deductions for fees, expenses or taxes)
Prospectus [Line Items]
Average Annual Return, Percent	[17],[18]			11.54%	7.40%		7.82%
Performance Inception Date	[18]	Jul. 01, 2000
Emerald Finance and Banking Innovation Fund | Emerald Finance and Banking Innovation Fund | Class C | Russell 2000 Financial Services Index (reflects no deductions for fees, expenses or taxes)
Prospectus [Line Items]
Average Annual Return, Percent	[17],[18]			16.55%	7.02%		8.01%
Performance Inception Date	[18]	Jul. 01, 2000
Emerald Finance and Banking Innovation Fund | Emerald Finance and Banking Innovation Fund | Institutional Class
Prospectus [Line Items]
Average Annual Return, Percent	[18]			16.76%	(1.23%)		4.36%
Performance Inception Date	[18]	Mar. 19, 2012
Emerald Finance and Banking Innovation Fund | Emerald Finance and Banking Innovation Fund | Institutional Class | Russell 3000 Index (reflects no deductions for fees, expenses or taxes)
Prospectus [Line Items]
Average Annual Return, Percent	[16],[18]			23.81%	13.86%		12.55%
Performance Inception Date	[18]	Mar. 19, 2012
Emerald Finance and Banking Innovation Fund | Emerald Finance and Banking Innovation Fund | Institutional Class | Russell 2000 Index (reflects no deductions for fees, expenses or taxes)
Prospectus [Line Items]
Average Annual Return, Percent	[17],[18]			11.54%	7.40%		7.82%
Performance Inception Date	[18]	Mar. 19, 2012
Emerald Finance and Banking Innovation Fund | Emerald Finance and Banking Innovation Fund | Institutional Class | Russell 2000 Financial Services Index (reflects no deductions for fees, expenses or taxes)
Prospectus [Line Items]
Average Annual Return, Percent	[17],[18]			16.55%	7.02%		8.01%
Performance Inception Date	[18]	Mar. 19, 2012
Emerald Finance and Banking Innovation Fund | Emerald Finance and Banking Innovation Fund | Investor Class
Prospectus [Line Items]
Average Annual Return, Percent	[18]			16.28%	(1.61%)		3.99%
Performance Inception Date	[18]	Mar. 16, 2010
Emerald Finance and Banking Innovation Fund | Emerald Finance and Banking Innovation Fund | Investor Class | Russell 3000 Index (reflects no deductions for fees, expenses or taxes)
Prospectus [Line Items]
Average Annual Return, Percent	[16],[18]			23.81%	13.86%		12.55%
Performance Inception Date	[18]	Mar. 16, 2010
Emerald Finance and Banking Innovation Fund | Emerald Finance and Banking Innovation Fund | Investor Class | Russell 2000 Index (reflects no deductions for fees, expenses or taxes)
Prospectus [Line Items]
Average Annual Return, Percent	[17],[18]			11.54%	7.40%		7.82%
Performance Inception Date	[18]	Mar. 16, 2010
Emerald Finance and Banking Innovation Fund | Emerald Finance and Banking Innovation Fund | Investor Class | Russell 2000 Financial Services Index (reflects no deductions for fees, expenses or taxes)
Prospectus [Line Items]
Average Annual Return, Percent	[17],[18]			16.55%	7.02%		8.01%
Performance Inception Date	[18]	Mar. 16, 2010
Emerald Insights Fund | Emerald Insights Fund | Class A
Prospectus [Line Items]
Average Annual Return, Percent				19.42%	16.39%		12.81%
Emerald Insights Fund | Emerald Insights Fund | Class A | After Taxes on Distributions
Prospectus [Line Items]
Average Annual Return, Percent	[19]			19.24%	14.39%		11.23%
Emerald Insights Fund | Emerald Insights Fund | Class A | After Taxes on Distributions and Sales
Prospectus [Line Items]
Average Annual Return, Percent				11.63%	12.47%		9.99%
Emerald Insights Fund | Emerald Insights Fund | Class A | Russell 3000® Index (reflects no deductions for fees, expenses or taxes)
Prospectus [Line Items]
Average Annual Return, Percent	[20]			23.81%	13.86%		12.55%
Emerald Insights Fund | Emerald Insights Fund | Class A | Russell 3000® Growth Index (reflects no deductions for fees, expenses or taxes)
Prospectus [Line Items]
Average Annual Return, Percent	[21]			32.46%	18.25%		16.22%
Emerald Insights Fund | Emerald Insights Fund | Class C
Prospectus [Line Items]
Average Annual Return, Percent	[22]			23.76%	16.81%		12.64%
Emerald Insights Fund | Emerald Insights Fund | Class C | Russell 3000® Index (reflects no deductions for fees, expenses or taxes)
Prospectus [Line Items]
Average Annual Return, Percent	[20],[22]			23.81%	13.86%		12.55%
Emerald Insights Fund | Emerald Insights Fund | Class C | Russell 3000® Growth Index (reflects no deductions for fees, expenses or taxes)
Prospectus [Line Items]
Average Annual Return, Percent	[21],[22]			32.46%	18.25%		16.22%
Emerald Insights Fund | Emerald Insights Fund | Institutional Class
Prospectus [Line Items]
Average Annual Return, Percent	[22]			25.60%	17.87%		13.69%
Emerald Insights Fund | Emerald Insights Fund | Institutional Class | Russell 3000® Index (reflects no deductions for fees, expenses or taxes)
Prospectus [Line Items]
Average Annual Return, Percent	[20],[22]			23.81%	13.86%		12.55%
Emerald Insights Fund | Emerald Insights Fund | Institutional Class | Russell 3000® Growth Index (reflects no deductions for fees, expenses or taxes)
Prospectus [Line Items]
Average Annual Return, Percent	[21],[22]			32.46%	18.25%		16.22%
Emerald Insights Fund | Emerald Insights Fund | Investor Class
Prospectus [Line Items]
Average Annual Return, Percent	[22]			25.14%	17.46%		13.30%
Emerald Insights Fund | Emerald Insights Fund | Investor Class | Russell 3000® Index (reflects no deductions for fees, expenses or taxes)
Prospectus [Line Items]
Average Annual Return, Percent	[19],[22]			23.81%	13.86%		12.55%
Emerald Insights Fund | Emerald Insights Fund | Investor Class | Russell 3000® Growth Index (reflects no deductions for fees, expenses or taxes)
Prospectus [Line Items]
Average Annual Return, Percent	[21],[22]			32.46%	18.25%		16.22%
Emerald Growth Fund | Emerald Growth Fund | Class A
Prospectus [Line Items]
Average Annual Return, Percent				13.45%	7.79%		8.90%
Performance Inception Date				Oct. 01, 1992
Emerald Growth Fund | Emerald Growth Fund | Class A | After Taxes on Distributions
Prospectus [Line Items]
Average Annual Return, Percent	[23]			9.34%	4.89%		7.05%
Performance Inception Date				Oct. 01, 1992
Emerald Growth Fund | Emerald Growth Fund | Class A | After Taxes on Distributions and Sales
Prospectus [Line Items]
Average Annual Return, Percent				9.82%	5.65%		6.89%
Performance Inception Date				Oct. 01, 1992
Emerald Growth Fund | Emerald Growth Fund | Class A | Russell 3000 Index (reflects no deductions for fees, expenses or taxes)
Prospectus [Line Items]
Average Annual Return, Percent	[24]			23.81%	13.86%		12.55%
Performance Inception Date				Oct. 01, 1992
Emerald Growth Fund | Emerald Growth Fund | Class A | Russell 2000 Growth Index (reflects no deductions for fees, expenses or taxes)
Prospectus [Line Items]
Average Annual Return, Percent	[25]			15.15%	6.86%		8.09%
Performance Inception Date				Oct. 01, 1992
Emerald Growth Fund | Emerald Growth Fund | Class C
Prospectus [Line Items]
Average Annual Return, Percent	[26]			17.42%	8.14%		8.73%
Performance Inception Date	[26]			Jul. 01, 2000
Emerald Growth Fund | Emerald Growth Fund | Class C | Russell 3000 Index (reflects no deductions for fees, expenses or taxes)
Prospectus [Line Items]
Average Annual Return, Percent	[24],[26]			23.81%	13.86%		12.55%
Performance Inception Date	[26]			Jul. 01, 2000
Emerald Growth Fund | Emerald Growth Fund | Class C | Russell 2000 Growth Index (reflects no deductions for fees, expenses or taxes)
Prospectus [Line Items]
Average Annual Return, Percent	[25],[26]			15.15%	6.86%		8.09%
Performance Inception Date	[26]			Jul. 01, 2000
Emerald Growth Fund | Emerald Growth Fund | Institutional Class
Prospectus [Line Items]
Average Annual Return, Percent	[26]			19.41%	9.17%		9.76%
Performance Inception Date	[26]			Oct. 21, 2008
Emerald Growth Fund | Emerald Growth Fund | Institutional Class | Russell 3000 Index (reflects no deductions for fees, expenses or taxes)
Prospectus [Line Items]
Average Annual Return, Percent	[24],[26]			23.81%	13.86%		12.55%
Performance Inception Date	[26]			Oct. 21, 2008
Emerald Growth Fund | Emerald Growth Fund | Institutional Class | Russell 2000 Growth Index (reflects no deductions for fees, expenses or taxes)
Prospectus [Line Items]
Average Annual Return, Percent	[25],[26]			15.15%	6.86%		8.09%
Performance Inception Date	[26]			Oct. 21, 2008
Emerald Growth Fund | Emerald Growth Fund | Investor Class
Prospectus [Line Items]
Average Annual Return, Percent	[26]			19.03%	8.79%		9.38%
Performance Inception Date	[26]			May 02, 2011
Emerald Growth Fund | Emerald Growth Fund | Investor Class | Russell 3000 Index (reflects no deductions for fees, expenses or taxes)
Prospectus [Line Items]
Average Annual Return, Percent	[24],[26]			23.81%	13.86%		12.55%
Performance Inception Date	[26]			May 02, 2011
Emerald Growth Fund | Emerald Growth Fund | Investor Class | Russell 2000 Growth Index (reflects no deductions for fees, expenses or taxes)
Prospectus [Line Items]
Average Annual Return, Percent	[25],[26]			15.15%	6.86%		8.09%
Performance Inception Date	[26]			May 02, 2011

[1]	Inception date for the Institutional Class and Investor Class is February 15, 2012. Inception date for the Retail Class is August 30, 2024.
[2]	Broad-based securities market index.
[3]	After-tax returns are calculated using the historically highest individual U.S. federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on your individual tax situation and may differ from those shown in the table. The after-tax return information shown does not apply to Fund shares held through a tax-qualified account, such as a 401(k) plan or an IRA.
[4]	Additional index.
[5]	After-tax returns are only shown for the Institutional Class shares of the Fund. After-tax returns for the Investor Class shares and Retail Class shares, respectively, will vary from those shown for Institutional Class shares due to varying expenses among the classes. The returns do not include any applicable sales charges that an investor may pay to a broker-dealer or other financial intermediary when buying or selling shares of the Fund.
[6]	Additional index.
[7]	After-tax returns are calculated using the historically highest individual U.S. federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on your individual tax situation and may differ from those shown in the table. The after-tax return information shown does not apply to Fund shares held through a tax-qualified account, such as a 401(k) plan or an IRA.
[8]	After-tax returns are only shown for the Institutional Class shares of the Fund. After-tax returns for the Investor Class shares and Retail Class shares, respectively, will vary from those shown for Institutional Class shares due to varying expenses among the classes. The returns do not include any applicable sales charges that an investor may pay to a broker-dealer or other financial intermediary when buying or selling shares of the Fund.
[9]	Broad-based securities market index.
[10]	After-tax returns are only shown for the Institutional Class shares of the Fund. After-tax returns for the Investor Class shares and Retail Class shares, respectively, will vary from those shown for Institutional Class shares
[11]	Broad-based securities market index.
[12]	Additional index.
[13]	Broad-based securities market index.
[14]	Additional index.
[15]	After-tax returns are calculated by using the highest historical individual U.S. federal marginal income tax rates (i.e., maximum rates) and do not include state or local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. After-tax returns are not relevant to investors who hold Fund shares in tax-qualified accounts (i.e., retirement plans or Individual Retirement Accounts).
[16]	Broad-based securities market index.
[17]	Additional index.
[18]	After-tax returns are only shown for Class A shares of the Fund. After-tax returns for Class C, Institutional Class and Investor Class shares will vary from those shown for Class A shares due to varying expenses among the classes. The returns do not include any applicable sales charges that an investor may pay to a broker-dealer or other financial intermediary when they buy or sell shares of the Fund.
[19]	After-tax returns are calculated by using the highest historical individual U.S. federal marginal income tax rates (i.e., maximum rates) and do not include state or local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. After-tax returns are not relevant to investors who hold Fund shares in tax-qualified accounts (i.e., retirement plans or Individual Retirement Accounts).
[20]	Broad-based securities market index.
[21]	Additional index.
[22]	After-tax returns are only shown for Class A shares of the Fund. After-tax returns for Class C, Institutional Class and Investor Class shares will vary from those shown for Class A shares due to varying expenses among the classes. The returns do not include any applicable sales charges that an investor may pay to a broker-dealer or other financial intermediary when they buy or sell shares of the Fund.
[23]	After-tax returns are calculated by using the highest historical individual U.S. federal marginal income tax rates (i.e., maximum rates) and do not include state or local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. After-tax returns are not relevant to investors who hold Fund shares in tax-qualified accounts (i.e., retirement plans or Individual Retirement Accounts).
[24]	Broad-based securities market index.
[25]	Additional index.
[26]	After-tax returns are only shown for Class A shares of the Fund. After-tax returns for Class C, Institutional Class and Investor Class shares will vary from those shown for Class A shares due to varying expenses among the classes. The returns do not include any applicable sales charges that an investor may pay to a broker-dealer or other financial intermediary when they buy or sell shares of the Fund.